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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-02363

Cornerstone Total Return Fund, Inc.

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

  Ultimus Fund Solutions, LLC    350 Jericho Turnpike, Suite 206    Jericho, NY 11753

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         December 31, 2011

Date of reporting period:       September 30, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 100.06%
CLOSED-END FUNDS - 9.33%
OPTION ARBITRAGE/OPTIONS STRATEGIES - 9.01%
BlackRock Enhanced Capital & Income Fund, Inc.	9,000	$106,290
Eaton Vance Enhanced Equity Income Fund	24,374	238,378
Eaton Vance Risk-Managed Diversified Equity Income Fund	43,800	479,610
Eaton Vance Tax-Managed Buy-Write Income Fund	13,000	151,060
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	40,300	440,076
Eaton Vance Tax-Managed Diversified Equity Income Fund	50,085	427,225
		1,842,639
SECTOR EQUITY - 0.32%
Gabelli Healthcare & WellnessRx Trust (The) *	9,721	65,033

TOTAL CLOSED-END FUNDS		1,907,672

CONSUMER DISCRETIONARY - 9.47%
Bed Bath & Beyond, Inc. *	2,500	143,275
Comcast Corporation - Class A	2,012	42,051
Comcast Corporation - Special Class A	4,250	87,933
DIRECTV Group, Inc. (The) - Class A *	4,000	168,999
Ford Motor Company *	10,000	96,700
Home Depot, Inc. (The)	5,000	164,350
Kohl's Corporation	2,000	98,200
Limited Brands, Inc.	1,000	38,510
Lowe's Companies, Inc.	3,000	58,020
Macy's, Inc.	1,000	26,320
McDonald's Corporation	2,000	175,640
News Corporation - Class B	2,500	38,975
Starbucks Corporation	2,500	93,225
Target Corporation	1,500	73,560
Time Warner, Inc.	4,666	139,840
TJX Companies, Inc. (The)	2,500	138,675
Viacom, Inc. - Class B	2,000	77,480
Walt Disney Company (The)	5,000	150,800
Yum! Brands, Inc.	2,500	123,475
		1,936,028

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)

Description	No. of Shares	Value
CONSUMER STAPLES - 11.69%
Altria Group, Inc.	5,000	$134,050
Coca-Cola Company (The)	5,000	337,800
Coca-Cola Enterprises, Inc.	2,500	62,200
General Mills, Inc.	3,000	115,410
H.J. Heinz Company	2,700	136,296
PepsiCo, Inc.	3,000	185,700
Philip Morris International, Inc.	5,000	311,900
Procter & Gamble Company (The)	4,972	314,131
Walgreen Company	2,000	65,780
Wal-Mart Stores, Inc.	14,000	726,600
		2,389,867
ENERGY - 11.07%
Apache Corporation	2,000	160,480
Chevron Corporation	3,500	323,820
ConocoPhillips	5,000	316,600
Exxon Mobil Corporation	12,000	871,560
Halliburton Company	2,500	76,300
Occidental Petroleum Corporation	4,000	286,000
Schlumberger Ltd.	3,000	179,190
Williams Companies, Inc.	2,000	48,680
		2,262,630
FINANCIALS - 10.48%
AFLAC, Inc.	1,500	52,425
American Express Company	4,000	179,600
Bank of New York Mellon Corporation (The)	3,000	55,770
Capital One Financial Corporation	2,500	99,075
Discover Financial Services	2,000	45,880
Franklin Resources, Inc.	1,000	95,640
JPMorgan Chase & Co.	15,200	457,824
M&T Bank Corporation	1,000	69,900
Marsh & McLennan Companies, Inc.	4,000	106,160
MetLife, Inc.	1,500	42,015
Morgan Stanley	5,000	67,500
PNC Financial Services Group, Inc.	1,000	48,190
Prudential Financial, Inc.	2,500	117,150
State Street Corporation	2,000	64,320
U.S. Bancorp	5,500	129,470
Unum Group	2,500	52,400
Wells Fargo & Company	19,000	458,280
		2,141,599
HEALTH CARE - 11.42%
Abbott Laboratories	3,000	153,420

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)

Description	No. of Shares	Value
HEALTH CARE (Continued)
Amgen, Inc.	3,000	$164,850
Baxter International, Inc.	2,500	140,350
Boston Scientific Corporation *	4,000	23,640
Bristol-Myers Squibb Company	6,000	188,280
Celgene Corporation *	1,000	61,920
Cigna Corporation	3,000	125,820
Eli Lilly & Company	2,500	92,425
Express Scripts, Inc. *	2,400	88,968
Gilead Sciences, Inc. *	2,000	77,600
Johnson & Johnson	6,000	382,260
McKesson Corporation	2,500	181,750
Medco Health Solutions, Inc. *	1,000	46,890
Medtronic, Inc.	2,500	83,100
Merck & Company, Inc.	2,500	81,775
Pfizer, Inc.	6,462	114,248
Stryker Corporation	1,000	47,130
UnitedHealth Group, Inc.	2,500	115,300
WellPoint, Inc.	2,500	163,200
		2,332,926
INDUSTRIALS - 9.68%
3M Company	2,500	179,475
Danaher Corporation	2,000	83,880
Deere & Company	1,500	96,855
Emerson Electric Company	2,500	103,275
FedEx Corporation	1,500	101,520
General Dynamics Corporation	2,000	113,780
General Electric Company	21,000	320,040
Honeywell International Inc.	2,000	87,820
Lockheed Martin Corporation	2,500	181,600
Precision Castparts Corporation	1,000	155,460
Republic Services, Inc.	1,125	31,568
Southwest Airlines Company	2,000	16,080
Union Pacific Corporation	2,500	204,175
United Parcel Service, Inc. - Class B	2,000	126,300
United Technologies Corporation	2,500	175,900
		1,977,728
INFORMATION TECHNOLOGY - 17.63%
Apple, Inc. *	2,000	762,360
Corning, Inc.	4,000	49,440
Dell Inc. *	4,000	56,600
Google, Inc. - Class A *	1,000	514,380
Intel Corporation	17,000	362,610

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)

Description	No. of Shares	Value
INFORMATION TECHNOLOGY (Continued)
International Business Machines Corporation	4,000	$700,120
Intuit, Inc.	2,500	118,600
Microsoft Corporation	24,000	597,360
Oracle Corporation	12,600	362,124
Texas Instruments, Inc.	3,000	79,950
		3,603,544
MATERIALS - 2.91%
Air Products & Chemicals, Inc.	1,500	114,555
Alcoa, Inc.	1,800	17,226
Dow Chemical Company (The)	2,500	56,150
E.I. Du Pont de Nemours & Company	4,800	191,856
Freeport-McMoRan Copper & Gold, Inc.	5,000	152,250
Newmont Mining Corporation	1,000	62,900
		594,937
REAL ESTATE INVESTMENT TRUST - 0.01%
Simon Property Group, Inc.	16	1,760

TELECOMMUNICATION SERVICES - 3.03%
AT&T, Inc.	17,089	487,378
CenturyLink, Inc.	4,000	132,480
		619,858
UTILITIES - 3.34%
Consolidated Edison, Inc.	1,000	57,020
Dominion Resources, Inc.	2,000	101,540
Duke Energy Corporation	6,600	131,934
Exelon Corporation	3,500	149,135
NextEra Energy, Inc.	1,000	54,020
NiSource, Inc.	2,500	53,450
Xcel Energy, Inc.	5,500	135,795
		682,894

TOTAL EQUITY SECURITIES (cost - $20,876,603)		20,451,443

SHORT-TERM INVESTMENT - 0.25%
MONEY MARKET FUND - 0.25%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $50,940)	50,940	50,940

TOTAL INVESTMENTS - 100.31% (cost - $20,927,543)		20,502,383

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)

Description	No. of Shares	Value
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.31)%		(62,996)

NET ASSETS - 100.00%		$20,439,387

* Non-income producing security.

See accompanying notes to schedule of investments.

CORNERSTONE TOTAL RETURN FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2011 (UNAUDITED)

Federal Income Tax Cost: At September 30, 2011 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $20,927,543, $1,922,183, $(2,347,343) and $(425,160), respectively.

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*

Level 1 - Quoted Prices
Equity Investments	$20,451,443	$-
Short-Term Investments	50,940	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$20,502,383	$-

* Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the nine months ended September 30, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively.  Management is currently evaluating ASU No. 2011-04 and does not believe that it will have a material impact on the Fund’s financial statements and disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the nine months ended September 30, 2011, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for addition disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2011 with a file number 811-02363.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2011, file number 811-02363.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.	Controls and Procedures.

(a)    Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Total Return Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman
(Principal Executive Officer)

Date	November 18, 2011

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	November 18, 2011

* Print the name and title of each signing officer under his or her signature.